Related party and employee transactions	12 Months Ended
Dec. 31, 2019
Related party and employee transactions
Related party and employee transactions

18.         Related party and employee transactions

(a)Amounts due from related parties

	December 31,	December 31,
	2018	2019
	US$	US$
Current:
Starry Sky	8,052,075	—
I-journey	16,366,841	—
Xitou	14,494,710	—
Xichuang	7,539,604	—
Qingdao Huiju	61,392,033	84,455,456
Henan Hongguang Olympic Real Estate Co., Ltd.	51,340,375	84,031,006
Madison Development Limited	22,988,260	—
Suzhou Wanzhuo’s non-controlling interest holders	27,201,258	—
Taicang Pengchi’s non-controlling interest holders	5,630,819	—
Xinzheng Meihang Network Technology Co., Ltd.	—	22,578,925
Others	1,178,230	9,692,236

Total current amounts due from related party	216,184,205	200,757,623

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	26,122,186	—
Madison Development Limited	—	27,739,567
Suzhou Wanzhuo's non-controlling interest holders	—	18,856,638
Taicang Pengchi's non-controlling interest holders	—	24,624,693
Suzhou Yefang's non-controlling interest holders	—	11,466,128

Total non-current amounts due from related party	26,122,186	82,687,026

Total	242,306,391	283,444,649

As of December 31, 2018, the Company advanced US$7,903,416 of working capital funds to Starry Sky. Of the amount advanced, US$1,100,070 was in the form of unsecured interest bearing loans, which has no fixed payment terms and bears interest at 10%. Accrued interest amounted to US$148,659 as of December 31, 2018. The remaining advances are unsecured and bear no interest. As of December 31, 2019, the Company reclassified advances to long-term investment. On June 6, 2019 the Group and Nanjing Starry Sky (the other shareholder of Starry Sky) agreed to convert the advance into capital contribution.

As of December 31, 2018, the Group advanced US$36,699,899 of working capital funds to I-journey, Xitou and Xichuang, without any fixed payments terms. As of December 31, 2018, US$18,410,797 was in the form of unsecured interest bearing loans, which bears interest from 10% to 12%. Accrued interest amounted to US$1,701,256. The remaining advances are unsecured and bear no interest. During 2019, the Group completed its acquisitions of I-journey, Xitou and Xichuang for a total consideration of US$48,761,943, which is settled by the outstanding advances as of the acquisition date (Note 9).  Certain senior management members became non-controlling shareholders of I-journey, Xitou and Xichang upon the completion of the acquisition by a total cash contribution of US$168,430.

As of December 31, 2018 and December 31, 2019, the balances due from Qingdao Huiju , the Company's equity method investee, are related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

Henan Hongguang Olympic Real Estate Co., Ltd. (“Henan Hongguang”) is the non-controlling shareholder of Henan Renxin (Note1), one of the Company’s subsidiaries. As of December 31, 2019, the balance due from Henan Hongguang is related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

Xinzheng Meihang Network Technology Co., Ltd. ("Meihang") is the non-controlling shareholder of Zhengzhou Hangmei Technology Development Co., Ltd. ("Zhengzhou Hangmei"), one of the Company's subsidiaries. As of December 31, 2018, and December 31, 2019, the balances due from Meihang are US$22,944,780 and US$22,578,925, respectively, which have a three year payment terms, and bear interest at 11.5%. In 2019, the Company received interest amounted to US$5,716,045. Accrued interest amounted to US$3,177,406 and nil as of December 31, 2018 and December 31, 2019, respectively.

As of December 31, 2019, the balance due from Madison Development Limited, an equity method investee, amounting to US$21,055,073 is related to advances for operational needs. This balance is unsecured, bears interest at 15%, and has no fixed repayment term. Accrued interest amounted to US$6,684,494 as of December 31, 2019. This balance is expected to be repaid over one year.

On September 12, 2017, the Company sold 80% of its equity interest in Suzhou Wanzhuo to four non-affiliated passive investors for an aggregate cash consideration of US$23,687,327. Pursuant to the updated articles of association, the Company still exercises control over the relevant principal activities of Suzhou Wanzhuo and therefore, continues to consolidate it in its financial statements. As of December 31, 2019, the balances due from the non-controlling interest holders amounting to US$18,856,638 are related to advances for working capital funds. The balances are in the form of an unsecured interest bearing loan, which has no fixed payment terms, and bears interest at 4.75%. Accrued interest is immaterial as of December 31, 2019. This balance is expected to be repaid over one year.

On December 1, 2017, the Company together with seven other non-affiliated companies acquired 100% of Taicang Pengchi for an aggregate cash consideration of US$28,836,311. The Company accounted for the acquisition of Taicang Pengchi as an asset acquisition because the only asset of Taicang Pengchi is the land. Pursuant to the articles of association, the Company exercises control over the relevant significant activities of Taicang Pengchi and therefore, consolidates it in its financial statements. As of December 31, 2019, the balance of due from the non-controlling interest holders amounting to US$24,624,693 are related to advances for working capital funds. This balance is unsecured, bears no interest, and is expected to be repaid over one year.

As of December 31, 2019, the balance due from Suzhou Yefang amounting to US$11,466,128 is related to advances for working capital funds. This balance is unsecured,  bears no interest, and is expected to be repaid over one year.

In evaluating the collectability of the amounts due from related parties balance, the Group considers many factors, including the related parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable. For the periods presented, based on management’s evaluation, no allowance was deemed necessary.

(b)         Amounts due to related party

	December 31,	December 31,
	2018	2019
	US$	US$
Current:
Suzhou Wanzhuo’s non-controlling interest shareholders	23,447,245	15,997,603
Suzhou Yefang’s non-controlling interest holders	11,902,028	1,496,762
Xinzheng Meihang Network Technology Co., Ltd.	—	27,133,055
Others	13,153,168	9,054,876

Total current amounts due to related party	48,502,441	53,682,296

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	31,241,768	—

Total	79,744,209	53,682,296

As of December 31, 2018 and December 31, 2019, Suzhou Wanzhuo’s non-controlling interest holders advanced US$18,929,073  and US$11,397,546 of working capital funds in aggregate to Suzhou Wanzhuo in the form of an unsecured interest-bearing loan, which has no fixed payment terms, and bears annual interest from 4.25% to 4.75%, respectively. Accrued interest amounted to US$3,913,866 and US$3,131,821 as of December 31, 2018 and December 31, 2019, respectively. The remaining advance amounting to US$1,468,236 for shareholder service is unsecured, bears no interest, and is expected to be paid in one year.

On June 6, 2018, the Company together with 4 other non-affiliated companies acquired 100% of Suzhou Yefang for an aggregate cash consideration of US$15,615,240. The Company accounted for the acquisition of Suzhou Yefang as an asset acquisition because the only asset of Suzhou Yefang is the land. Pursuant to the articles of association, the Company exercises control over the relevant significant activities of Suzhou Yefang and therefore, consolidates it in its financial statements. As of December 31, 2019, the Company repaid the entire payable to its non-controlling shareholders except for accrued interest amounted to US$1,496,762.

Meihang is the non-controlling shareholder of Zhengzhou Hangmei, one of the Company’s subsidiaries. As of December 31, 2018, and December 31, 2019, Meihang advanced US$27,579,790 and US$27,133,055 of working capital funds to Zhengzhou Hangmei in the form of an unsecured interest (10%) bearing loan with a three year payment term. In 2019, the Company repaid interest amounted to US$6,315,967.  Accrued interest amounted to US$3,661,978 and nil as of December 31, 2018 and December 31, 2019, respectively.

(c)         Amounts due from employees

	December 31,	December 31,
	2018	2019
	US$	US$
Advances to employees	1,694,416	2,350,852

The balance represents cash advances to employees for traveling expenses and other expenses. The balances are unsecured, bear no interest and have no fixed payment terms.

(d)         Others

In 2018, the Company sold a small percentage of the equity interests (ranging from 0.50% to 5.54%) in eight real estate project companies to senior management and employees for a total consideration of US$8,720,772.  In 2019, the Company sold additional percentage of the equity interests in the eight real estate project companies to senior management and employees for a total consideration of US$604,914 and the total sold equity interests ranges from 0.57% to 5.59% as of December 31, 2019. According to the equity transfer agreement, the Company is obligated to repurchase the equity interest back from management. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as a liability.

In 2019, the Company sold 6.03% of the equity interests in one real estate project company to senior management and employees for a total consideration of US$1,300,135. According to the equity transfer agreement, the Company is obligated to repurchase the equity interest back from management. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as a liability.

On June 24, 2017, Beijing Wanzhong, one of the Company’s subsidiaries, invested US$2,142,573 in the Xin Future No.1 Private Equity Fund. The fund is operated by Beijing Xinyuan Future Investment Management Limited, an investment company controlled by the Company’s senior management. Management accounted for this investment at fair value using the net asset value practical expedient. The Company can redeem its investment on the last trading day of each quarter by providing written notice in advance. On September 26, 2018, the Company redeemed its investment resulting in US$59,970 gain recorded in net realized gain on short-term investments during the year ended December 31, 2018.

For the year ended December 31, 2019, total directors’ remuneration amounted to US$7,036,954 (2017: US$10,634,720; 2018: US$7,056,388).